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                                        One Commerce Square
                                        Philadelphia, PA 19103

Delaware Group of Funds
_______________________
                                                       DELAWARE
                                                       GROUP
                                                       ________

                                       1933 Act Rule 497(j)
                                 1933 Act File No. 333-38801
                                  1940 Act File No. 811-8457


January 23, 1998

Filed via EDGAR (CIK #0001048133)
_________________________________


Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  File Nos. 333-38801
     DELAWARE GROUP FOUNDATION FUNDS
     -------------------------------

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 1, the most recent post-effective amendment of Delaware Group Foundation Funds. Post-Effective Amendment No. 1 was filed electronically with the Commission on January 21, 1998 under paragraph (a) of Rule 485 under the Securities Act of 1933.


Very truly yours,

/s/Michael D. Mabry
Michael D. Mabry
Assistant Vice President/
Assistant Secretary/
Senior Counsel